Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
LEASE

15. LEASE

As of December 31, 2022, the Group has three non-short-term operating leases for office, laboratories and clinic with remaining terms expiring from 2023 through 2024 and a weighted average remaining lease term of 1.1 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the year ended December 31, 2022	For the year ended December 31, 2021
Lease cost
Finance lease cost:
Depreciation	$47,818	$47,819
Interest on lease liabilities	1,435	4,450
Operating lease cost	349,031	425,280
Short-term lease cost	85,598	86,125
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$483,882	$563,674

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$369,505	$450,807
Financing cash flows from finance leases	49,358	53,846
Right-of-use assets obtained in exchange for new operating lease liabilities	549,596	-
Weighted-average remaining lease term – finance leases	-	0.9 years
Weighted-average remaining lease term – operating leases	1.1 years	1.0 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

The maturity analysis of operating leases liabilities as of December 31, 2022 is as follows:

December 31, 2022
Remaining periods ending December 31,
2023	$298,409
2024	58,434
Total future undiscounted cash flow	356,843
Less: Discount on operating lease liabilities	(15,511)
Present value of operating lease liabilities	341,332
Less: Current portion of operating lease liabilities	(310,548)
Non-current portion of operating lease liabilities	$30,784